RELATED PARTY TRANSACTION - MIKAH PURCHASE AGREEMENT AND NOTE PAYABLE; HAKIM EMPLOYMENT AGREEMENT	9 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Purchase Agreement And Notes Payable Disclosure [Text Block]
NOTE 14-	RELATED PARTY TRANSACTION – MIKAH PURCHASE AGREEMENT AND NOTE PAYABLE; HAKIM EMPLOYMENT AGREEMENT

On August 1, 2013, Elite Laboratories Inc. (“Elite Labs”), a wholly owned subsidiary of the Company, executed an asset purchase agreement (the “Mikah Purchase Agreement”) with Mikah Pharma LLC (“Mikah”), an entity that is wholly owned by Mr. Nasrat Hakim, who, in conjunction with this transaction, was appointed as Elite’s CEO, President and a Director on August 2, 2013, and acquired from Mikah a total of 13 Abbreviated New Drug Applications (“ANDAs”) consisting of 12 ANDAs approved by the FDA and one ANDA under active review with the FDA, and all amendments thereto (the “Acquisition”) for aggregate consideration of $10,000,000, inclusive of imputed interest payable pursuant to a non-interest bearing, secured convertible note due in August 2016 (the “Mikah Note”).

Elite previously purchased two ANDA products and has a development agreement with Mikah (please see the relevant disclosure in the Company’s Annual Report on Form 10-K for the fiscal year ended March 31, 2013 and filed with the SEC on June 21, 2013).

The products referenced in the approved ANDAs require site transfer approval with the FDA.   The Company believes that the site transfers qualify for a CBE 30 review with one exception, which would allow for the product manufacturing transfer on an expedited basis.  However, the Company can give no assurances that the site transfers will qualify for a CBE 30 review, or on the timing of these transfers and the timing is dependent on the FDA reviews.  The approved ANDAs include pain, antipsychotic, hypertension, antihistamine, bariatric and muscle relaxant products.  Of the thirteen products, two products are in markets where there is only one other generic competitor.

Please note that on October 2, 2013, Elite executed a manufacturing and licensing agreement with Epic Pharma LLC (“Epic”) to manufacture, market and sell in the United States and Puerto Rico twelve of the thirteen products.  Of the 12 products, Epic will have the exclusive right to market six products, and a non-exclusive right to market six. Please refer to the applicable section of Note 15 of these financial statements, Exhibit 10.17 of the Quarterly Report on Form 10-Q filed with the SEC on November 14, 2013 and the Current Report on Form 8-K filed with the SEC on October 2, 2013, with all such filings being herein incorporated by reference.

The Mikah Note is interest free and due and payable on the third anniversary of its issuance.  Subject to certain limitations, the principal amount of the Mikah Note is convertible at the option of Mikah on and after the first anniversary of the date of the Mikah Note into shares of Common Stock at a rate of $0.07 (approximately 14,286 shares per $1,000 in principal amount), the closing market price of the Company’s Common Stock on the date that the asset purchase agreement and Note were executed.  The conversion rate is adjustable for customary corporate actions such as stock splits and, subject to certain exclusions, includes weighted average anti-dilution for common stock transactions at prices below the then applicable conversion rate.  Pursuant to a security agreement (the “Security Agreement”), repayment of the Mikah Note is secured by the ANDAs acquired in the Acquisition.

In accordance with GAAP, an imputed interest rate was estimated by management, with factors considered in such estimation including, without limitation, rates paid by the Company on loans owed at the date of the transaction, yields on current debt obligations, the credit standing of the Company and management’s estimation of rates which other debtors of similar credit standing can obtain financing of a similar nature from other sources at the date of the transaction.

The Mikah Note is classified as a current liability on the balance sheet, due to the conversion option being exercisable on the first anniversary of the date of the Mikah Note, at the option of the holder.

The difference between the face value of the Mikah Note and the net present value of the Mikah Note, inclusive of discount for imputed interest at the date of issuance of the Note was recorded as a debt discount and the ANDA’s assigned an aggregate cost equal to the net present value of the Note.  The cost assigned to the ANDA’s was evaluated for fairness, summarized as follows:

Face value of Note	$10,000,000
Net present value of Note at date of issuance	5,597,317
Aggregate cost of ANDA’s acquired	5,597,317
Debt discount at date of Note issuance	4,140,018

Management has determined, based on the evaluation conducted, that the fair value exceeds the cost of the ANDA’s acquired.

The foregoing descriptions of the Purchase Agreement, Mikah Note and Security Agreement are qualified in their entirety by reference to the full text of the Purchase Agreement, Note and Security Agreement, copies of which are attached as Exhibit 10.1 10.2 and 10.3, respectively to the Current Report on Form 8-K filed with the SEC on August 5, 2013, with the exhibits and current report being herein incorporated by reference.  The representations, warranties and covenants contained in such agreements were made only for purposes of such agreements and as of specific dates, were solely for the benefit of the parties to such agreements, and may be subject to limitations agreed upon by the contracting parties, including being qualified by confidential disclosures exchanged between the parties in connection with execution of the agreements.

The debt discount is being amortized to interest expense over the life of the Mikah Note, using the interest method, with such amortization being summarized as follows:

	For the Three Months Ended December 31,		For the Nine Months Ended December 31,
	2013	2012	2013	2012

Interest expense on note payable to Mikah Pharma LLC	$286,414	—	$469,805	—

Please also see Note 16- Subsequent Transactions.

On August 1, 2013, the Company hired Nasrat Hakim as its President and Chief Executive Officer, effective August 2, 2013, pursuant to an executive employment agreement (the “Hakim Employment Agreement”).  Pursuant to the Hakim Employment Agreement, Mr. Hakim will receive an annual salary of $350,000 per year (the “Hakim Salary”).  The Hakim Salary will be paid in shares of the Common Stock pursuant to the Company’s current procedures for paying Company executives in Common Stock.  He also will be entitled to an annual bonus equal to up to 100% of his annual salary (also payable in Common Stock) based upon his ability to meet certain Company milestones to be determined by the Company’s Board of Directors (the “Board”).  The Board may also award discretionary bonuses in its sole discretion.  Mr. Hakim is entitled to employee benefits (e.g. health insurance, vacation, employee benefit plans and programs) consistent with other Company employees of his seniority and a car allowance.  The Hakim Employment Agreement contains confidentiality, non-competition and other standard restrictive covenants.

Mr. Hakim’s employment is terminable by the Company for cause (as defined in the Hakim Employment Agreement).  The Hakim Employment Agreement also may be terminated by the Company upon at least 30 days written notice due to disability (as defined in the Hakim Employment Agreement) or without cause.  Mr. Hakim can terminate the Hakim Employment Agreement by resigning, provided he give notice of at least 60 days prior to the effective resignation date.  If Mr. Hakim is terminated for cause or he resigns, he only is entitled to accrued and unpaid salary, accrued vacation time and any reasonable and necessary business expenses, all through the date of termination and payable in Common Stock (“Basic Termination Benefits”).  If Mr. Hakim is terminated because of disability or death, in addition to Basic Termination Benefits, he is entitled to his pro rata annual bonus through the date of termination (payable in Common Stock).  If the Company terminates Mr. Hakim without cause, in addition to Basic Termination Benefits, Mr. Hakim is entitled to his pro rata annual bonus through the date of termination and an amount equal to two years’ annual salary (all payable in Common Stock).

Upon a Change of Control (as defined in the Hakim Employment Agreement), Mr. Hakim is entitled to a payment in an amount equal to two years base annual salary in effect upon the Date of Termination, less applicable deductions and withholdings, payable in Common Stock computed in the same manner as set forth as the Hakim Salary.

The foregoing description of the Hakim Employment Agreement is qualified in its entirety by reference to the full text of the Hakim Employment Agreement, a copy of which is attached as Exhibit 10.4 to the Current Report on Form 8-K filed with the SEC on August 5, 2013, with such filing being herein incorporated by reference.